Eaton Vance
New York Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.3%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.3%
Montefiore Obligated Group, 4.287%, 9/1/50	$2,080	$ 1,243,199
Total Corporate Bonds (identified cost $2,080,000)		$ 1,243,199

Tax-Exempt Municipal Obligations — 99.0%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.8%
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/36	$1,140	$ 1,257,101
New York State Environmental Facilities Corp., (State Revolving Fund):
Green Bonds, 4.00%, 10/15/38	750	758,017
Green Bonds, 5.00%, 9/15/47(1)	4,000	4,367,680
		$ 6,382,798
Cogeneration — 0.2%
Suffolk County Industrial Development Agency, NY, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$845	$ 845,000
		$ 845,000
Education — 10.7%
Albany Capital Resource Corp., NY, (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/30	$250	$ 253,810
Albany Capital Resource Corp., NY, (Empire Commons Student Housing, Inc.):
5.00%, 5/1/28	300	309,330
5.00%, 5/1/29	540	555,439
5.00%, 5/1/30	635	651,764
5.00%, 5/1/31	450	461,457
5.00%, 5/1/32	1,095	1,117,426
Build NYC Resource Corp., NY, (Academic Leadership Charter School), 4.00%, 6/15/36	200	185,168
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.00%, 6/15/31	240	225,041
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 4.00%, 7/1/37	250	231,970
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester):
5.00%, 10/1/31	235	246,087
Security	Principal Amount (000's omitted)	Value
Education (continued)
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester): (continued)
5.00%, 10/1/32	$260	$ 271,482
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School):
5.00%, 6/1/40(2)	430	432,292
5.00%, 6/1/50(2)	1,640	1,618,008
Monroe County Industrial Development Corp., NY, (University of Rochester), 4.00%, 7/1/50	3,020	2,810,956
New York Dormitory Authority, (Barnard College), 4.00%, 7/1/49	2,000	1,762,420
New York Dormitory Authority, (Brooklyn Law School), 5.00%, 7/1/33	1,650	1,724,893
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	8,910	9,691,674
New York Dormitory Authority, (Iona College):
5.00%, 7/1/29	150	161,970
5.00%, 7/1/32	275	301,595
5.00%, 7/1/46	375	384,390
New York Dormitory Authority, (New York University):
4.00%, 7/1/39	1,260	1,238,164
5.00%, 7/1/51	2,750	2,924,432
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/40	1,265	1,360,204
New York Dormitory Authority, (State University of New York), 5.00%, 7/1/32	400	465,364
Saratoga County Capital Resource Corp., NY, (Skidmore College), 5.00%, 7/1/45	1,320	1,408,295
St. Lawrence County Industrial Development Agency, NY, (Clarkson University):
Series 2021A, 5.00%, 9/1/36	100	105,544
Series 2021A, 5.00%, 9/1/37	130	136,404
Series 2021A, 5.00%, 9/1/38	125	130,536
Series 2021A, 5.00%, 9/1/39	125	130,197
Series 2021A, 5.00%, 9/1/40	100	103,796
Series 2021A, 5.00%, 9/1/41	125	129,600
Series 2021B, 5.00%, 9/1/34	235	251,530
Series 2021B, 5.00%, 9/1/35	230	244,230
Series 2021B, 5.00%, 9/1/36	250	263,860
Series 2021B, 5.00%, 9/1/37	260	272,808
Series 2021B, 5.00%, 9/1/38	210	219,301
Series 2021B, 5.00%, 9/1/39	200	208,316
Series 2021B, 5.00%, 9/1/40	250	259,490
Series 2021B, 5.00%, 9/1/41	250	259,200

Eaton Vance
New York Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/38	$3,925	$ 4,128,825
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/40	775	722,168
		$ 38,359,436
Electric Utilities — 5.5%
Long Island Power Authority, NY, Electric System Revenue:
4.00%, 9/1/38	$2,900	$ 2,894,693
5.00%, 9/1/35	2,400	2,608,704
5.00%, 9/1/39	2,500	2,661,000
Utility Debt Securitization Authority, NY:
5.00%, 6/15/26	2,485	2,563,278
5.00%, 12/15/26	2,600	2,713,646
5.00%, 12/15/33	2,895	2,946,965
5.00%, 9/15/52	3,050	3,357,592
		$ 19,745,878
Escrowed/Prerefunded — 2.9%
Sales Tax Asset Receivable Corp., NY:
Prerefunded to 10/15/24, 5.00%, 10/15/27	$5,000	$ 5,194,450
Prerefunded to 10/15/24, 5.00%, 10/15/28	5,000	5,194,450
		$ 10,388,900
General Obligations — 8.8%
Bedford Village Fire District, NY:
2.00%, 11/15/33	$420	$ 368,949
2.00%, 11/15/34	430	370,226
2.00%, 11/15/35	490	395,185
East Meadow Union Free School District, NY:
2.00%, 6/15/33	950	809,571
2.00%, 6/15/34	970	808,049
New York City, NY:
5.00%, 8/1/27	2,000	2,195,780
5.50%, 5/1/44	2,500	2,806,425
5.50%, 5/1/46	2,600	2,896,660
New York Thruway Authority, 4.00%, 1/1/41	3,000	2,851,860
New York, NY:
4.00%, 9/1/46	2,000	1,876,200
5.25%, 5/1/42	1,665	1,847,334
5.25%, 9/1/43	835	925,798
5.25%, 10/1/47	2,500	2,751,150
North Hempstead, NY, 2.00%, 9/15/35	170	135,422
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Pelham Union Free School District, NY:
2.00%, 11/1/31	$2,180	$ 1,973,336
2.00%, 11/1/32	1,445	1,282,553
2.00%, 11/1/33	530	459,971
2.00%, 11/1/34	2,015	1,713,274
2.00%, 11/1/35	2,225	1,785,985
Puerto Rico:
5.625%, 7/1/29	1,634	1,674,144
5.75%, 7/1/31	1,000	1,036,040
Valley Stream, NY:
2.25%, 5/15/27	250	227,942
2.375%, 5/15/28	255	228,814
Westchester County, NY, 2.00%, 10/15/33	510	429,741
		$ 31,850,409
Hospital — 6.3%
Brookhaven Local Development Corp., NY, (Long Island Community Hospital):
5.00%, 10/1/32	$700	$ 754,495
5.00%, 10/1/33	730	784,319
5.00%, 10/1/34	750	803,145
5.00%, 10/1/35	800	852,176
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/47	505	402,980
5.00%, 11/1/37	1,615	1,596,347
Monroe County Industrial Development Corp., NY, (Rochester Regional Health), 5.00%, 12/1/34	500	531,220
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/30	750	770,625
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	2,950	3,010,563
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/30	3,480	3,579,911
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/50	3,000	2,766,750
New York Dormitory Authority, (Orange Regional Medical Center):
5.00%, 12/1/30(2)	4,500	4,603,500
5.00%, 12/1/32(2)	2,200	2,230,800
		$ 22,686,831
Housing — 1.2%
New York City Housing Development Corp., NY:
2.60%, 11/1/46	$2,000	$ 1,344,500
Green Bonds, 0.60% to 7/1/25 (Put Date), 5/1/61	800	739,024

Eaton Vance
New York Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
New York Mortgage Agency, 3.65%, 4/1/32	$115	$ 114,661
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II):
5.00%, 6/1/27	185	193,314
5.00%, 6/1/28	550	571,555
5.00%, 6/1/29	160	165,616
5.00%, 6/1/42	1,250	1,253,862
		$ 4,382,532
Industrial Development Revenue — 3.5%
Build NYC Resource Corp., NY, (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(2)	$315	$ 317,756
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	3,845	3,837,503
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(2)	930	804,264
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/40	4,165	4,021,974
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(2)	4,000	3,556,160
		$ 12,537,657
Insured - Education — 2.2%
New York Dormitory Authority, (CUNY Student Housing), (AMBAC), (BAM), 5.50%, 7/1/35	$6,600	$ 7,771,434
		$ 7,771,434
Insured - Escrowed/Prerefunded — 2.6%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	$11,530	$ 9,343,451
		$ 9,343,451
Insured - General Obligations — 2.7%
Monroe County, NY:
(AGM), 5.00%, 6/1/29	$300	$ 342,066
(AGM), 5.00%, 6/1/30	1,420	1,644,516
Nassau County, NY:
(AGM), 4.00%, 4/1/47	3,140	2,962,496
(AGM), 5.00%, 4/1/37	3,325	3,638,880
Oyster Bay, NY, (AGM), 5.00%, 8/1/25	1,000	1,057,320
		$ 9,645,278
Security	Principal Amount (000's omitted)	Value
Insured - Other Revenue — 0.3%
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$1,690	$ 1,221,802
		$ 1,221,802
Insured - Solid Waste — 0.6%
Onondaga County Resource Recovery Agency, NY:
(AGM), (AMT), 5.00%, 5/1/30	$275	$ 295,342
(AGM), (AMT), 5.00%, 5/1/31	350	375,497
(AGM), (AMT), 5.00%, 5/1/32	450	481,860
(AGM), (AMT), 5.00%, 5/1/33	375	401,025
(AGM), (AMT), 5.00%, 5/1/34	500	533,980
		$ 2,087,704
Lease Revenue/Certificates of Participation — 3.2%
Erie Industrial Development Authority, NY, (School District Buffalo Project):
5.00%, 5/1/25	$2,000	$ 2,106,200
5.00%, 5/1/26	1,000	1,076,530
Hudson Yards Infrastructure Corp., NY:
5.00%, 2/15/42	3,855	4,065,406
Green Bonds, 4.00%, 2/15/37	2,300	2,272,676
Green Bonds, 4.00%, 2/15/44	2,000	1,849,760
		$ 11,370,572
Other Revenue — 0.5%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/49	$1,125	$ 1,209,859
Build NYC Resource Corp., NY, (Children's Aid Society):
4.00%, 7/1/36	125	125,218
4.00%, 7/1/37	165	165,158
4.00%, 7/1/38	150	148,969
		$ 1,649,204
Senior Living/Life Care — 3.0%
Brookhaven Local Development Corp., NY, (Jefferson's Ferry):
4.00%, 11/1/45	$1,650	$ 1,367,817
5.25%, 11/1/30	830	849,837
5.25%, 11/1/31	675	689,708
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	4,500	4,528,305
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.):
Series 2019A, 5.00%, 12/1/40	150	150,080
Series 2020B, 5.00%, 12/1/40	2,000	2,001,060

Eaton Vance
New York Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Tompkins County Development Corp., NY, (Kendal at Ithaca), 5.00%, 7/1/34	$100	$ 100,326
Westchester County Local Development Corp., NY, (Miriam Osborn Memorial Home Association):
5.00%, 7/1/27	270	285,927
5.00%, 7/1/28	640	677,805
5.00%, 7/1/29	250	264,785
		$ 10,915,650
Special Tax Revenue — 22.8%
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/38	$1,500	$ 1,466,070
4.00%, 11/1/40	2,000	1,934,040
4.00%, 5/1/41	3,000	2,874,870
4.00%, 2/1/43	4,000	3,789,040
4.00%, 8/1/48	2,000	1,839,700
5.00%, 11/1/39	2,195	2,345,928
5.00%, 11/1/46(1)	5,000	5,394,300
5.00%, 2/1/51	1,500	1,601,685
5.50%, 11/1/45(1)	5,000	5,630,350
2018 Series A, 5.00%, 8/1/39	4,250	4,488,468
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/47	2,500	2,340,125
4.00%, 3/15/47	2,595	2,428,686
4.00%, 3/15/48	1,930	1,798,471
5.00%, 3/15/46	3,585	3,824,335
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/48	2,000	1,849,420
5.00%, 3/15/35	1,960	2,101,492
5.00%, 3/15/42	4,000	4,206,680
(AMT), 5.00%, 3/15/33	890	979,196
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45	4,250	3,976,470
New York State Urban Development Corp., Sales Tax Revenue, 4.00%, 3/15/39	7,500	7,397,400
New York Thruway Authority, Personal Income Tax Revenue:
4.00%, 3/15/47	2,500	2,346,850
4.00%, 3/15/55	2,000	1,829,340
5.00%, 3/15/48	1,000	1,066,220
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	4,000	3,641,720
Triborough Bridge and Tunnel Authority, NY:
4.00%, 5/15/46	1,455	1,354,445
5.00%, 5/15/51	6,000	6,353,700
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Triborough Bridge and Tunnel Authority, NY: (continued)
Green Bonds, 5.25%, 5/15/47(1)	$3,000	$ 3,301,950
		$ 82,160,951
Transportation — 15.7%
Albany County Airport Authority, NY:
(AMT), 5.00%, 12/15/24	$1,000	$ 1,027,590
(AMT), 5.00%, 12/15/26	1,000	1,051,220
Buffalo and Fort Erie Public Bridge Authority, NY, 5.00%, 1/1/37	200	209,782
Nassau County Bridge Authority, NY, 5.00%, 10/1/40	1,915	1,917,911
New York Thruway Authority:
4.00%, 1/1/45	2,425	2,256,899
5.00%, 1/1/37	775	830,327
Series 2016A, 5.00%, 1/1/33	3,125	3,286,969
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	8,100	7,765,308
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
4.00%, 12/1/42	2,100	1,910,979
(AMT), 4.00%, 12/1/40	100	90,506
(AMT), 5.00%, 12/1/28	2,000	2,112,260
(AMT), 5.00%, 12/1/38	1,500	1,538,955
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport):
(AMT), 5.00%, 4/1/26	1,210	1,230,437
(AMT), 5.00%, 4/1/28	525	555,592
(AMT), 5.00%, 4/1/29	275	292,259
(AMT), 5.00%, 4/1/30	460	489,201
(AMT), 5.00%, 4/1/31	180	191,282
Port Authority of New York and New Jersey:
4.00%, 11/1/39	1,100	1,075,404
4.00%, 11/1/49	5,000	4,674,150
6.125%, 6/1/94	2,500	2,580,600
(AMT), 4.00%, 3/15/30	2,500	2,557,025
(AMT), 4.00%, 9/1/38	1,000	945,470
(AMT), 5.00%, 10/15/35	1,520	1,589,798
(AMT), 5.00%, 11/15/37	1,250	1,301,250
(AMT), 5.00%, 1/15/47	2,000	2,058,120
(AMT), 5.50%, 8/1/52	2,000	2,155,040
Triborough Bridge and Tunnel Authority, NY:
3.00%, 11/15/46	4,000	3,017,760
5.00%, 11/15/49	7,545	7,972,877
		$ 56,684,971

Eaton Vance
New York Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 4.5%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/37	$1,000	$ 991,160
4.00%, 6/15/41	1,000	963,070
5.00%, 6/15/35	1,130	1,195,133
5.00%, 6/15/47(1)	2,000	2,150,140
5.00%, 6/15/50	3,025	3,207,801
5.00%, 6/15/51	5,000	5,308,350
(SPA: Mizuho Bank, Ltd.), 3.40%, 6/15/44(3)	2,500	2,500,000
		$ 16,315,654
Total Tax-Exempt Municipal Obligations (identified cost $364,639,056)		$356,346,112

Taxable Municipal Obligations — 1.5%
Security	Principal Amount (000's omitted)	Value
General Obligations — 1.2%
New York, NY, 1.50%, 8/1/28	$5,000	$ 4,153,850
		$ 4,153,850
Hospital — 0.3%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$1,205	$ 1,115,167
		$ 1,115,167
Total Taxable Municipal Obligations (identified cost $6,216,288)		$ 5,269,017
Total Investments — 100.8% (identified cost $372,935,344)		$362,858,328
Other Assets, Less Liabilities — (0.8)%		$ (2,971,365)
Net Assets — 100.0%		$359,886,963

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $13,562,780 or 3.8% of the Fund's net assets.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2022.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2022, 8.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 3.2% of total investments.

Eaton Vance
New York Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	(113)	Short	3/22/23	$(14,163,843)	$260,979
					$260,979
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement
At December 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2022, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 1,243,199	$ —	$ 1,243,199
Tax-Exempt Municipal Obligations	—	356,346,112	—	356,346,112
Taxable Municipal Obligations	—	5,269,017	—	5,269,017
Total Investments	$ —	$362,858,328	$ —	$362,858,328
Futures Contracts	$260,979	$ —	$ —	$ 260,979
Total	$260,979	$362,858,328	$ —	$363,119,307

Eaton Vance
New York Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.